PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost and Depreciation
Values at beginning of year	$ 154,755
Derecognition	2,840	$ 468
Values at end of year	137,331	154,755
Cost
Cost and Depreciation
Values at beginning of year	330,990	311,861
Additions related to business combinations	119	2,415
Additions	17,842	27,429
Derecognition	10,221	7,921
Transfers	0	0
Translation	3,265	(2,794)
Values at end of year	341,995	330,990
Depreciation
Cost and Depreciation
Values at beginning of year	(176,235)	(149,125)
Additions	33,668	36,195
Derecognition	(7,381)	(7,453)
Translation	2,142	(1,632)
Values at end of year	$ (204,664)	$ (176,235)
Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Cost and Depreciation
Values at beginning of year	$ 29,105
Values at end of year	23,742	$ 29,105
Computer equipment and software | Cost
Cost and Depreciation
Values at beginning of year	114,369	103,491
Additions related to business combinations	119	1,738
Additions	9,733	13,752
Derecognition	2,864	3,076
Transfers	0	0
Translation	1,716	(1,536)
Values at end of year	123,073	114,369
Computer equipment and software | Depreciation
Cost and Depreciation
Values at beginning of year	(85,264)	(71,075)
Additions	15,557	18,199
Derecognition	(2,848)	(2,896)
Translation	1,358	(1,114)
Values at end of year	$ (99,331)	$ (85,264)
Furniture and office supplies
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Cost and Depreciation
Values at beginning of year	$ 5,305
Values at end of year	4,821	$ 5,305
Furniture and office supplies | Cost
Cost and Depreciation
Values at beginning of year	20,700	18,483
Additions related to business combinations	0	552
Additions	1,302	1,727
Derecognition	810	258
Transfers	788	312
Translation	224	(116)
Values at end of year	22,204	20,700
Furniture and office supplies | Depreciation
Cost and Depreciation
Values at beginning of year	(15,395)	(13,384)
Additions	2,546	2,357
Derecognition	(713)	(245)
Translation	155	(101)
Values at end of year	(17,383)	(15,395)
Office fixtures
Cost and Depreciation
Values at beginning of year	37,204
Values at end of year	$ 35,819	$ 37,204
Office fixtures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Office fixtures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Office fixtures | Cost
Cost and Depreciation
Values at beginning of year	$ 108,569	$ 105,105
Additions related to business combinations	0	125
Additions	878	579
Derecognition	6,201	4,167
Transfers	13,492	7,970
Translation	1,124	(1,043)
Values at end of year	117,862	108,569
Office fixtures | Depreciation
Cost and Depreciation
Values at beginning of year	(71,365)	(61,764)
Additions	13,911	14,038
Derecognition	(3,639)	(4,009)
Translation	406	(428)
Values at end of year	$ (82,043)	$ (71,365)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Cost and Depreciation
Values at beginning of year	$ 283
Values at end of year	73	$ 283
Vehicles | Cost
Cost and Depreciation
Values at beginning of year	340	429
Additions related to business combinations	0	0
Additions	0	0
Derecognition	196	45
Transfers	0	0
Translation	69	(44)
Values at end of year	213	340
Vehicles | Depreciation
Cost and Depreciation
Values at beginning of year	(57)	(91)
Additions	41	35
Derecognition	(181)	(28)
Translation	223	(41)
Values at end of year	$ (140)	$ (57)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	50 years	50 years
Cost and Depreciation
Values at beginning of year	$ 70,457
Values at end of year	68,844	$ 70,457
Buildings | Cost
Cost and Depreciation
Values at beginning of year	74,611	74,460
Additions related to business combinations	0	0
Additions	0	0
Derecognition	0	375
Transfers	0	490
Translation	0	36
Values at end of year	74,611	74,611
Buildings | Depreciation
Cost and Depreciation
Values at beginning of year	(4,154)	(2,811)
Additions	1,613	1,566
Derecognition	0	(275)
Translation	0	52
Values at end of year	(5,767)	(4,154)
Lands
Cost and Depreciation
Values at beginning of year	2,354
Values at end of year	2,354	2,354
Lands | Cost
Cost and Depreciation
Values at beginning of year	2,354	2,354
Additions related to business combinations	0	0
Additions	0	0
Derecognition	0	0
Transfers	0	0
Translation	0	0
Values at end of year	2,354	2,354
Lands | Depreciation
Cost and Depreciation
Values at beginning of year	0	0
Additions	0	0
Derecognition	0	0
Translation	0	0
Values at end of year	0	0
Properties under construction
Cost and Depreciation
Values at beginning of year	10,047
Values at end of year	1,678	10,047
Properties under construction | Cost
Cost and Depreciation
Values at beginning of year	10,047	7,539
Additions related to business combinations	0	0
Additions	5,929	11,371
Derecognition	150	0
Transfers	(14,280)	(8,772)
Translation	132	(91)
Values at end of year	1,678	10,047
Properties under construction | Depreciation
Cost and Depreciation
Values at beginning of year	0	0
Additions	0	0
Derecognition	0	0
Translation	0	0
Values at end of year	$ 0	$ 0